Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Feb. 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS CROCI® U.S. Fund

The following changes are effective on or about December 1, 2019:

The following information replaces the existing disclosure contained under the "AVERAGE ANNUAL TOTAL RETURNS" sub-heading of the "PAST PERFORMANCE" section of the summary section of the fund's prospectus.

Average Annual Total Returns
(For periods ended 12/31/2018 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

	Class Inception	1 Year	Since Inception
Class A before tax	4/10/2015	-16.35	-0.14
After tax on distributions		-17.08	-0.66
After tax on distributions and sale of fund shares		-9.11	-0.16
Class T before tax	2/1/2017	-13.39	0.70
Class C before tax	4/10/2015	-11.94	0.67
Class R before tax	12/9/2016	-11.58	1.05
Class R6 before tax	4/10/2015	-10.94	1.77
INST Class before tax	4/10/2015	-10.95	1.73
Class S before tax	4/10/2015	-11.01	1.70
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)		-8.27	4.41
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		-4.38	7.17

The Russell 1000® Value Index has replaced the S&P 500® Index as the fund's primary benchmark index. The Advisor believes that the new index better represents the fund's investment strategy and is therefore more suitable for performance comparison.

DWS CROCI US Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS CROCI® U.S. Fund

The following changes are effective on or about December 1, 2019:

The following information replaces the existing disclosure contained under the "AVERAGE ANNUAL TOTAL RETURNS" sub-heading of the "PAST PERFORMANCE" section of the summary section of the fund's prospectus.

Average Annual Total Returns
(For periods ended 12/31/2018 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

	Class Inception	1 Year	Since Inception
Class A before tax	4/10/2015	-16.35	-0.14
After tax on distributions		-17.08	-0.66
After tax on distributions and sale of fund shares		-9.11	-0.16
Class T before tax	2/1/2017	-13.39	0.70
Class C before tax	4/10/2015	-11.94	0.67
Class R before tax	12/9/2016	-11.58	1.05
Class R6 before tax	4/10/2015	-10.94	1.77
INST Class before tax	4/10/2015	-10.95	1.73
Class S before tax	4/10/2015	-11.01	1.70
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)		-8.27	4.41
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		-4.38	7.17

The Russell 1000® Value Index has replaced the S&P 500® Index as the fund's primary benchmark index. The Advisor believes that the new index better represents the fund's investment strategy and is therefore more suitable for performance comparison.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(For periods ended 12/31/2018 expressed as a %)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Russell 1000® Value Index has replaced the S&P 500® Index as the fund's primary benchmark index. The Advisor believes that the new index better represents the fund's investment strategy and is therefore more suitable for performance comparison.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns (which are shown only for Class A and would be different for other classes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Russell 1000® Value Index has replaced the S&P 500® Index as the fund's primary benchmark index. The Advisor believes that the new index better represents the fund's investment strategy and is therefore more suitable for performance comparison.

DWS CROCI US Fund | before tax | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(16.35%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.14%)
Class Inception	rr_AverageAnnualReturnInceptionDate	Apr. 10, 2015
DWS CROCI US Fund | before tax | Class T
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.39%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.70%
Class Inception	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2017
DWS CROCI US Fund | before tax | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.94%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.67%
Class Inception	rr_AverageAnnualReturnInceptionDate	Apr. 10, 2015
DWS CROCI US Fund | before tax | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.58%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.05%
Class Inception	rr_AverageAnnualReturnInceptionDate	Dec. 09, 2016
DWS CROCI US Fund | before tax | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.94%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.77%
Class Inception	rr_AverageAnnualReturnInceptionDate	Apr. 10, 2015
DWS CROCI US Fund | before tax | INST Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.95%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.73%
Class Inception	rr_AverageAnnualReturnInceptionDate	Apr. 10, 2015
DWS CROCI US Fund | before tax | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.70%
Class Inception	rr_AverageAnnualReturnInceptionDate	Apr. 10, 2015
DWS CROCI US Fund | After tax on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(17.08%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.66%)
DWS CROCI US Fund | After tax on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.16%)
DWS CROCI US Fund | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.27%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.41%
DWS CROCI US Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.17%